Fees and Commissions (Details) - Commission Income and Expenses by Segment - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Fees for other services rendered	$ 92,406	$ 75,932	$ 60,823
Compensation for card operation	(191,567)	(156,558)	(127,285)
Commissions for licence for use brands	(8,780)	(7,166)	(6,077)
Commissions for obligations of loyalty programmes and merits for card customers	(125,743)	(123,768)	(95,542)
Fees and commissions for securities transactions	(12,043)	(11,866)	(9,115)
Interbank services	(22,823)	(28,935)	(61,136)
Total
Disclosure of attribution of expenses by nature to their function [line items]
Commissions for prepayments	15,595	17,108	14,151
Commissions of loans with credit lines	1	49	2,900
Commissions for lines of credits and overdrafts	1,633	1,968	2,820
Commissions for guarantees and letters of credit	42,340	34,893	34,462
Commissions for card services	568,463	500,292	422,737
Commissions for management of accounts	80,774	73,076	59,538
Commissions for collections and payments	61,556	65,187	60,912
Commissions for intermediation and management of securities	13,513		9,487
Commissions for brokerage and management of securities		10,602
Remuneration for insurance brokerage fees	55,039	60,528	61,511
Commissions for factoring operations services	1,286	1,334	1,249
Commissions for securitizations	0		0
Commissions for financial advice	21,068	28,378	15,422
Office banking	23,376	22,673	21,495
Fees for other services rendered	92,406	75,932	60,823
Other fees earned	63,594	68,148	81,006
Total	1,040,644	960,168	848,513
Compensation for card operation	(191,567)	(156,558)	(127,285)
Commissions for licence for use brands	(8,780)	(7,166)	(6,077)
Commissions for services related to the credit card system and prepaid cards	(48)	(383)	(10,943)
Commissions for obligations of loyalty programmes and merits for card customers	(125,743)	(123,768)	(95,542)
Fees and commissions for securities transactions	(12,043)	(11,866)	(9,115)
Office banking	(2,770)	(2,715)	(2,859)
Interbank services	(22,823)	(28,935)	(61,136)
Other fees	(81,039)	(81,711)	(32,916)
Total	(444,813)	(413,102)	(345,873)
Total Net commission income and expenses	595,831	547,066	502,640
Retail
Disclosure of attribution of expenses by nature to their function [line items]
Commissions for prepayments	14,225	15,554	11,927
Commissions of loans with credit lines	1	48	2,876
Commissions for lines of credits and overdrafts	796	(52)	1,752
Commissions for guarantees and letters of credit	8,130	9,592	4,277
Commissions for card services	514,967	468,437	358,604
Commissions for management of accounts	77,556	70,392	55,561
Commissions for collections and payments	98,835	100,291	84,327
Commissions for intermediation and management of securities	(1,604)		72
Commissions for brokerage and management of securities		276
Remuneration for insurance brokerage fees	139	332	216
Commissions for factoring operations services	526	467	126
Commissions for securitizations	0		0
Commissions for financial advice	114	250	45
Office banking	19,062	18,511	16,750
Fees for other services rendered	72,654	59,948	47,397
Other fees earned	64,562	25,786	56,947
Total	869,963	769,832	640,877
Compensation for card operation	(157,672)	(103,805)	(106,388)
Commissions for licence for use brands	(6,186)	(5,833)	(5,019)
Commissions for services related to the credit card system and prepaid cards	(48)	(1,136)	(15,861)
Commissions for obligations of loyalty programmes and merits for card customers	(122,860)	(119,968)	(92,483)
Fees and commissions for securities transactions	0	0	0
Office banking	(1,990)	(2,083)	(1,265)
Interbank services	(17,966)	(23,676)	(27,056)
Other fees	(60,055)	(59,137)	(8,390)
Total	(366,777)	(315,638)	(256,462)
Total Net commission income and expenses	503,186	454,194	384,415
Wealth Management & Insurance
Disclosure of attribution of expenses by nature to their function [line items]
Commissions for prepayments	93	71	46
Commissions of loans with credit lines	0	1	12
Commissions for lines of credits and overdrafts	1	(2)	(8)
Commissions for guarantees and letters of credit	31	43	62
Commissions for card services	4,579	3,958	3,403
Commissions for management of accounts	199	153	92
Commissions for collections and payments	688	772	621
Commissions for intermediation and management of securities	5,445		1,854
Commissions for brokerage and management of securities		1,926
Remuneration for insurance brokerage fees	54,994	61,012	60,414
Commissions for factoring operations services	0	0	0
Commissions for securitizations	0		0
Commissions for financial advice	0	84	0
Office banking	137	112	1,194
Fees for other services rendered	13,430	11,475	3,377
Other fees earned	(484)	(10,156)	5,851
Total	79,113	69,449	76,918
Compensation for card operation	(768)	(735)	(632)
Commissions for licence for use brands	(114)	(76)	(103)
Commissions for services related to the credit card system and prepaid cards	0	(29)	(327)
Commissions for obligations of loyalty programmes and merits for card customers	(2,517)	(2,400)	(1,833)
Fees and commissions for securities transactions	(34)	0	0
Office banking	0	0	(1,540)
Interbank services	0	0	(32,935)
Other fees	(45,661)	(43,026)	(19,086)
Total	(49,094)	(46,266)	(56,456)
Total Net commission income and expenses	30,019	23,183	20,462
Middle-market
Disclosure of attribution of expenses by nature to their function [line items]
Commissions for prepayments	903	925	1,802
Commissions of loans with credit lines	0	0	9
Commissions for lines of credits and overdrafts	91	(177)	(570)
Commissions for guarantees and letters of credit	17,281	13,859	18,193
Commissions for card services	29,442	18,334	33,098
Commissions for management of accounts	1,860	1,924	3,074
Commissions for collections and payments	6,162	6,220	9,332
Commissions for intermediation and management of securities	672		598
Commissions for brokerage and management of securities		409
Remuneration for insurance brokerage fees	36	107	50
Commissions for factoring operations services	306	291	565
Commissions for securitizations	0		0
Commissions for financial advice	8,400	13,223	5,250
Office banking	2,684	2,690	2,578
Fees for other services rendered	5,088	3,452	7,295
Other fees earned	6,039	(1,201)	15,204
Total	78,964	60,056	96,478
Compensation for card operation	(18,096)	(9,326)	(16,346)
Commissions for licence for use brands	(1,537)	(727)	(899)
Commissions for services related to the credit card system and prepaid cards	0	(43)	(584)
Commissions for obligations of loyalty programmes and merits for card customers	0	0	(990)
Fees and commissions for securities transactions	0	0	0
Office banking	(660)	(483)	(1,026)
Interbank services	(3,129)	(2,956)	(21,939)
Other fees	(2,621)	(2,567)	(17,300)
Total	(26,043)	(16,102)	(59,084)
Total Net commission income and expenses	52,921	43,954	37,394
CIB
Disclosure of attribution of expenses by nature to their function [line items]
Commissions for prepayments	100	897	123
Commissions of loans with credit lines	0	0	0
Commissions for lines of credits and overdrafts	837	1,844	1,667
Commissions for guarantees and letters of credit	16,242	11,667	11,014
Commissions for card services	12,040	5,970	27,394
Commissions for management of accounts	1,154	1,159	804
Commissions for collections and payments	6,848	7,932	8,115
Commissions for intermediation and management of securities	9,281		6,830
Commissions for brokerage and management of securities		6,877
Remuneration for insurance brokerage fees	50	0	1
Commissions for factoring operations services	453	576	549
Commissions for securitizations	0		0
Commissions for financial advice	12,715	15,114	3,980
Office banking	1,492	1,359	1,140
Fees for other services rendered	1,232	1,055	3,225
Other fees earned	669	14,443	3,632
Total	63,113	68,893	68,474
Compensation for card operation	(8,395)	(4,369)	(3,620)
Commissions for licence for use brands	(421)	(324)	(38)
Commissions for services related to the credit card system and prepaid cards	0	(6)	(62)
Commissions for obligations of loyalty programmes and merits for card customers	0	0	0
Fees and commissions for securities transactions	(1,712)	(3,956)	(7,426)
Office banking	(120)	(148)	(242)
Interbank services	(1,728)	(2,303)	(5,172)
Other fees	(3,333)	(2,886)	(2,121)
Total	(15,709)	(13,992)	(18,681)
Total Net commission income and expenses	47,404	54,901	49,793
Corporate activity and others
Disclosure of attribution of expenses by nature to their function [line items]
Commissions for prepayments	274	(339)	253
Commissions of loans with credit lines	0	0	3
Commissions for lines of credits and overdrafts	(92)	355	(21)
Commissions for guarantees and letters of credit	656	(268)	916
Commissions for card services	7,435	3,593	238
Commissions for management of accounts	5	(552)	7
Commissions for collections and payments	(50,977)	(50,028)	(41,483)
Commissions for intermediation and management of securities	(281)		133
Commissions for brokerage and management of securities		1,114
Remuneration for insurance brokerage fees	(180)	(923)	830
Commissions for factoring operations services	1	0	9
Commissions for securitizations	0		0
Commissions for financial advice	(161)	(293)	6,147
Office banking	1	1	(167)
Fees for other services rendered	2	2	(471)
Other fees earned	(7,192)	39,276	(628)
Total	(50,509)	(8,062)	(34,234)
Compensation for card operation	(6,636)	(38,323)	(299)
Commissions for licence for use brands	(522)	(206)	(18)
Commissions for services related to the credit card system and prepaid cards	0	831	5,891
Commissions for obligations of loyalty programmes and merits for card customers	(366)	(1,400)	(236)
Fees and commissions for securities transactions	(10,297)	(7,910)	(1,689)
Office banking	0	(1)	1,214
Interbank services	0	0	25,966
Other fees	30,631	25,905	13,981
Total	12,810	(21,104)	44,810
Total Net commission income and expenses	(37,699)	(29,166)	10,576
Transferred over time
Disclosure of attribution of expenses by nature to their function [line items]
Commissions for prepayments	0	0	0
Commissions of loans with credit lines	0	0	0
Commissions for lines of credits and overdrafts	751	741	2,820
Commissions for guarantees and letters of credit	41,446	34,017	34,462
Commissions for card services	88,733	83,763	84,547
Commissions for management of accounts	74,358	67,506	59,538
Commissions for collections and payments	0		0
Commissions for intermediation and management of securities	0		0
Commissions for brokerage and management of securities		0
Remuneration for insurance brokerage fees	0	0	0
Commissions for factoring operations services	0	0	0
Commissions for securitizations	0		0
Commissions for financial advice	0	0	0
Office banking	0	0	21,495
Fees for other services rendered	0	0	0
Other fees earned	0	0	0
Total	205,288	186,027	202,862
Compensation for card operation	0	0	0
Commissions for licence for use brands	0	0
Commissions for services related to the credit card system and prepaid cards	0	0
Commissions for obligations of loyalty programmes and merits for card customers	0	0
Fees and commissions for securities transactions	0		0
Office banking	0	0	(2,859)
Interbank services	0	0	0
Other fees	0	0	0
Total	0	0	(2,859)
Total Net commission income and expenses	205,288	186,027	200,003
Transferred at a point in time
Disclosure of attribution of expenses by nature to their function [line items]
Commissions for prepayments	15,595	17,108	14,151
Commissions of loans with credit lines	1	49	2,900
Commissions for lines of credits and overdrafts	882	1,227	0
Commissions for guarantees and letters of credit	894	876	0
Commissions for card services	479,730	416,529	338,190
Commissions for management of accounts	6,416	5,570	0
Commissions for collections and payments	41,997	43,618	36,547
Commissions for intermediation and management of securities	13,513		9,487
Commissions for brokerage and management of securities		10,602
Remuneration for insurance brokerage fees	0	0	61,511
Commissions for factoring operations services	1,286	1,334	1,249
Commissions for securitizations	0
Commissions for financial advice	21,068	28,378	15,422
Office banking	23,376	22,673	0
Fees for other services rendered	92,406	75,932	60,823
Other fees earned	63,594	68,148	81,006
Total	760,758	692,044	621,286
Compensation for card operation	(191,567)	(156,558)	(127,285)
Commissions for licence for use brands	(8,780)	(7,166)	(6,077)
Commissions for services related to the credit card system and prepaid cards	(48)	(383)	(10,943)
Commissions for obligations of loyalty programmes and merits for card customers	(125,743)	(123,768)	(57,325)
Fees and commissions for securities transactions	(12,043)	(11,866)	(9,115)
Office banking	(2,770)	(2,715)
Interbank services	(22,823)	(28,935)	(61,136)
Other fees	(81,039)	(81,711)	(32,916)
Total	(444,813)	(413,102)	(304,797)
Total Net commission income and expenses	315,945	278,942	316,489
Accrual model
Disclosure of attribution of expenses by nature to their function [line items]
Commissions for prepayments	0	0	0
Commissions of loans with credit lines	0	0	0
Commissions for lines of credits and overdrafts	0	0	0
Commissions for guarantees and letters of credit	0	0	0
Commissions for card services	0	0	0
Commissions for management of accounts	0	0	0
Commissions for collections and payments	19,559	21,569	24,365
Commissions for intermediation and management of securities	0		0
Commissions for brokerage and management of securities		0
Remuneration for insurance brokerage fees	55,039	60,528	0
Commissions for factoring operations services	0	0	0
Commissions for securitizations	0		0
Commissions for financial advice	0	0	0
Office banking	0	0	0
Fees for other services rendered	0	0	0
Other fees earned	0	0	0
Total	74,598	82,097	24,365
Compensation for card operation	0	0	0
Commissions for licence for use brands	0	0	0
Commissions for services related to the credit card system and prepaid cards	0	0	0
Commissions for obligations of loyalty programmes and merits for card customers	0	0	(38,217)
Fees and commissions for securities transactions	0	0	0
Office banking	0	0	0
Interbank services	0	0	0
Other fees	0	0	0
Total	0	0	(38,217)
Total Net commission income and expenses	$ 74,598	$ 82,097	$ (13,852)